Note 40 Fees and commission expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Fee and commission expense [Line Items]
Demand accounts		€ 7	€ 6	€ 5
Credit and debit cards expenses	[2]	3,534	2,337	1,884
Transfers and other payment orders expenses		153	156	132
Commissions for selling insurance		47	40	54
Custody securities		101	111	92
Other fee and commission expense		1,206	961	721
Fee and commission expense		€ 5,048	€ 3,611	€ 2,888

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(2) Points of Sale.